UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	September 30, 2005"

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	November 7, 2005
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	450

Form 13F information Table Value Total:	 496185789

List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                                                        FORM 13F                                                      9/30/05
                                                    REPORTING MANAGER;   ARGUS INVESTORS' COUNSEL                    PAGE   1

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        ITEM 1            ITEM 2    ITEM 3      ITEM 4     ITEM 5               ITEM 6           ITEM 7         ITEM 8

    NAME OF ISSUER         TITLE     CUSIP        FAIR   SHARES OR      INVESTMENT DISCRETION     MANA-     VOTING AUTHORITY
                             OF     NUMBER      MARKET   PRINCIPAL                        SHARED  GERS
                           CLASS                 VALUE     AMOUNT     SOLE     SHARED      OTHER         SOLE    SHARED       NONE
                                                                       (A)       (B)        (C)           (A)      (B)         (C)
---------------------------------------------------------------------------------------------------------------------------------
3M CO                     COMMON  88579Y101   10180901     138780      138780                            135990                 290
ABBOTT LABS               COMMON  002824100   10609752     250230      250230                            244980                 450
AIR PRODS & CHEMS INC     COMMON  009158106   10170297     184445      184445                            180045                 400
ALBERTSONS INC            COMMON  013104104    7254974     282845      282845                            279045
ALCOA INC                 COMMON  013817101    7974595     326560      326560                            319235                 725
AMERICAN EXPRESS CO       COMMON  025816109   13715810     238785      238785                            232715                 420
AMERICAN INTL GROUP INC   COMMON  026874107    7469774     120558      120558                            117858                 300
ARCHER DANIELS MIDLAND C  COMMON  039483102    1018877      41317       41317                             41317
AUTOMATIC DATA PROCESSIN  COMMON  053015103    9422532     218925      218925                            213375                 550
BECTON DICKINSON & CO     COMMON  075887109    8859359     168975      168975                            164775                 200
BP PLC                    COMMON  055622104     622063       8780        8780                              7640                 440
CATERPILLAR INC DEL       COMMON  149123101   13814475     235140      235140                            229230                 480
CISCO SYS INC             COMMON  17275R102   10187878     568520      568520                            555220                1100
COCA COLA CO              COMMON  191216100    1621785      37550       37550                             31350
DELL INC                  COMMON  24702R101   10877310     318050      318050                            311000                 650
DISNEY WALT CO            COMMON  254687106    8522957     353210      353210                            344960                1050
DOW CHEM CO               COMMON  260543103    8662776     207890      207890                            203690
EMERSON ELEC CO           COMMON  291011104   13825808     192560      192560                            188260
EXXON MOBIL CORP          COMMON  30231G102   12735767     200437      200437                            195137
FEDERAL NATL MTG ASSN     COMMON  313586109    6259561     139660      139660                            136960                 400
FEDEX CORP                COMMON  31428X106    9549884     109605      109605                            106995                 310
GANNETT INC               COMMON  364730101    7134574     103655      103655                            101405                 250
GENERAL DYNAMICS CORP     COMMON  369550108   14090761     117865      117865                            114880                 225
GENERAL ELEC CO           COMMON  369604103   10007061     297210      297210                            289890                 720
GILLETTE CO               COMMON  375766102     441738       7590        7590                              7050                 540
HOME DEPOT INC            COMMON  437076102   12666294     332100      332100                            324165                 575
ILLINOIS TOOL WKS INC     COMMON  452308109    9334987     113385      113385                            110765                 320
INGERSOLL-RAND COMPANY L  COMMON  G4776G101   10306043     269580      269580                            263080                 700
INTEL CORP                COMMON  458140100   13000903     527420      527420                            514520                 900
INTERNATIONAL BUSINESS M  COMMON  459200101    9437081     117640      117640                            114990                 250
INTL PAPER CO             COMMON  460146103    5846760     196200      196200                            192500
JOHNSON & JOHNSON         COMMON  478160104   12197536     192755      192755                            187735                 420
JPMORGAN & CHASE & CO     COMMON  46625H100     968396      28541       28541                             27941                 600
KIMBERLY CLARK CORP       COMMON  494368103    7341240     123320      123320                            120520                 400
MCDONALDS CORP            COMMON  580135101   13911913     415405      415405                            405845                 860
MICROSOFT CORP            COMMON  594918104   12803119     497595      497595                            486195                 800
MORGAN STANLEY            COMMON  617446448    9430600     174835      174835                            170835                 400
NUCOR CORP                COMMON  670346105   13706916     232360      232360                            226835                 525
PEPSICO INC               COMMON  713448108   12085468     213110      213110                            212190                 450
PFIZER INC                COMMON  717081103    8688062     347940      347940                            338940                 800
PITNEY BOWES INC          COMMON  724479100    7696856     184400      184400                            180100
PROCTER & GAMBLE CO       COMMON  742718109   14068236     236600      236600                            231500
QUALCOMM INC              COMMON  747525103   13968265     312140      312140                            304860                 680
ROYAL DUTCH SHELL PLC     COMMON  780259206    1483464      22600       22600                             22600
SCHLUMBERGER LTD          COMMON  806857108   15011624     177905      177905                            173855                 350
STAPLES INC               COMMON  855030102   13487053     632601      632601                            615306                1320
TIME WARNER INC           COMMON  887317105   11266412     622110      622110                            607310                1200
UNILEVER N V              COMMON  904784709   13646236     190990      190990                            186240                 350
UNION PAC CORP            COMMON  907818108    1018140      14200       14200                             13580
US BANCORP DEL            COMMON  902973304    9486266     337830      337830                            330730                 700
VERIZON COMMUNICATIONS    COMMON  92343V104    8590115     262775      262775                            256515                 660
WAL MART STORES INC       COMMON  931142103    6767123     154430      154430                            150950                 580
WALGREEN CO               COMMON  931422109   12939410     297800      297800                            289850                 650
                                             ---------  ---------  --------- --------- ---------     --------- --------- ---------
      REPORT TOTALS                          496185789   12097709     12097709                         11813454               23990
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